Note 12 - Deferred Share Units (Details Narrative) - shares	Nov. 30, 2018	Nov. 30, 2017
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,279	9,413